Shareholders' Equity (Deficit) - Additional Information (Detail) - USD ($)					3 Months Ended	12 Months Ended
	Mar. 11, 2021	Feb. 26, 2021	Feb. 03, 2021	Jan. 29, 2021	Mar. 31, 2022	Dec. 31, 2021	Mar. 26, 2022	Sep. 25, 2021	Dec. 31, 2020	Dec. 14, 2020	Sep. 26, 2020
SVF INVESTMENT CORP 3 [Member]
Preferred stock, shares authorized					1,000,000	1,000,000			1,000,000
Preferred stock, no par value					$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, shares issued					0	0			0
Preferred stock, shares outstanding					0	0			0
Common stock, shares authorized					200,000,000	200,000,000
Common stock, no par value					$ 0.0001	$ 0.0001
Common stock, voting rights					one vote	one vote
Founder Shares [Member] | Revenue from Rights Concentration Risk [Member] | Revenue Benchmark [Member] | SVF INVESTMENT CORP 3 [Member]
Common stock, conversion ratio, percent					20.00%	20.00%
Over-Allotment Option [Member] | Founder Shares [Member] | SVF INVESTMENT CORP 3 [Member]
Temporary equity shares outstanding	1,000,000
Common Class A [Member]
Common stock, shares authorized							7,071,424	7,071,424			5,997,632
Common stock, shares outstanding							5,997,632	5,997,632			5,997,632
Common stock, shares, issued							6,444,373	5,997,632
Common Class A [Member] | SVF INVESTMENT CORP 3 [Member]
Common stock, shares authorized					200,000,000	200,000,000
Common stock, no par value					$ 0.0001	$ 0.0001
Common stock, voting rights					one vote	one vote
Common stock, shares outstanding					33,040,000	33,040,000			0
Temporary equity shares outstanding					32,000,000	32,000,000			0
Common stock, shares, issued									0
Common Class B [Member]
Preferred stock, shares authorized							1	1
Preferred stock, shares issued							1	1
Preferred stock, shares outstanding							1	1
Common Class B [Member] | SVF INVESTMENT CORP 3 [Member]
Common stock, shares authorized					20,000,000	20,000,000
Common stock, no par value					$ 0.0001	$ 0.0001
Common stock, voting rights					one vote	one vote
Common stock, shares outstanding					8,000,000	8,000,000			8,000,000
Common stock, shares, issued										2,875,000
Common stock subject to repurchase, shares				12,125,000
Common stock subject to repurchase		$ 0	$ 0
Common Class B [Member] | Sponsor [Member]
Common stock subject to repurchase		$ 2,000,000	$ 5,000,000
Common Class B [Member] | Sponsor [Member] | SVF INVESTMENT CORP 3 [Member]
Common stock, shares outstanding					8,000,000	8,000,000
Common stock subject to repurchase, shares		2,000,000	5,000,000		8,000,000	8,000,000
Common Class B [Member] | Founder Shares [Member] | SVF INVESTMENT CORP 3 [Member]
Ordinary shares were subject to forfeiture	1,000,000
Common Class B [Member] | Over-Allotment Option [Member] | SVF INVESTMENT CORP 3 [Member]
Common stock subject to repurchase		$ 0				$ 0
Ordinary shares were subject to forfeiture					1,000,000	1,000,000
Percentage of increase in ordinary shares issued					20.00%	20.00%